INCOME TAXES - Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax provision
Federal	$ 0	$ 0	$ 36,000
State	3,000	1,000	1,000
Total current tax provision	3,000	1,000	37,000
Deferred tax provision
Federal	0	1,000	(492,000)
State	3,000	2,000	(571,000)
Total deferred tax provision	3,000	3,000	(1,063,000)
Income tax expense (benefit)	$ 6,000	$ 4,000	$ (1,026,000)